Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		3 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (36,556)	$ 110,617
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	(98,311)	88,018
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	68,804	3,694
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		2,304	6,939
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(3,263)	(2,107)
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		232	4,784
Unrealized foreign exchange on European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(3,997)	5,628
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (2,325)	$ 3,661

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 34,655,472 MWh, a weighted average price of $49.68/MWh and expiry dates up to December 31, 2027. Natural gas contracts with a total remaining volume of 192,152,766 GJs, a weighted average price of $1.90/GJ and expiry dates up to December 31, 2024. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,136,707 MWh and 427,550 tonnes, respectively, a weighted average price of $32.39/REC and $2.61/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 4,826 MWCap, a weighted average price of $6,813.04/MWCap and expiry dates up to October 31, 2022. Ancillary contracts with a total remaining volume of 848,863 MWh, a weighted average price of $20.23/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 15,227,331 MWh, an average price of $39.94/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 125,849,707 GJs, an average price of $3.57/GJ and expiry dates up to December 31, 2024. Electricity generation capacity contracts with a total remaining volume of 207 MWCap, a weighted average price of $24,104.57/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,388,842 MWh, a weighted average price of $17.96/MWh and expiry dates up to December 31, 2020.